Accounting policies (Tables)	6 Months Ended
Dec. 31, 2019
Accounting policies
Schedule of lease liabilities recognized as at 1 July 2019

£’000
Operating lease commitments disclosed as at 30 June 2019	8,087
Discounted using the Group’s incremental borrowing rate as at 1 July 2019	6,246
Less short term leases not recognized as a liability	(270)
Lease liability recognized as at 1 July 2019	5,976